Deferred Tax (Details Narrative) - INR (₨) ₨ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised Deferred Tax Assets	₨ 3,689,138	₨ 3,533,240
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised Deferred Tax Assets	377,756	273,825
Unabsorbed depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised Deferred Tax Assets	3,311,382	3,259,415
Subsidiaries [Member] | Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised Deferred Tax Assets	1,355,564	888,226
Subsidiaries [Member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised Deferred Tax Assets	8,851,184	8,843,057
Subsidiaries [Member] | Unabsorbed depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised Deferred Tax Assets	₨ 2,160,477	₨ 1,858,662